Item G.1.b.i.,
Item G.1.b.ii.,
Item G.1.b.iii.,
and G.1.b.iv.


OFS Credit Company, Inc.
(the Fund)

The following documents have been filed with the Securities and Exchange Commission (the SEC) and are incorporated by reference herein:

1.     The Funds Amended and Restated Certificate of
Incorporation was filed with the SEC on August 9, 2018 as Exhibit (a) to Pre- Effective Amendment No. 4 to the
Fund's Registration Statement on Form N-2 (File Nos.
333-220794 and 811-23299);

2. The Funds Amended and Restated Bylaws were filed with the SEC on June 22, 2018 as Exhibit (b) to
Pre-Effective Amendment No. 2 to the Fund's Registration
Statement on Form N-2 (File Nos. 333-220794 and 811-23299);

3. The rights of security holders are defined in the Fund's Amended and Restated Certificate of Incorporation and the Fund's Amended and Restated Bylaws.

4. The Investment Advisory Agreement between the Fund and OFS Capital Management, LLC was filed with the SEC on August 9, 2018 as Exhibit (g) to Pre-Effective Amendment
No. 4 to the Funds Registration Statement on Form N-2
(File Nos. 333-220794 and 811-23299).

Section 16(a) of the Securities Exchange Act of 1934
and Section 30(h) of the Investment Company Act of 1940 require certain persons to file certain reports of ownership (Section 16 Filings) with the SEC. To the Funds knowledge, all required Section 16 Filings were timely and correctly made by reporting persons during the Funds most recently completed fiscal year.